Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Income Statement [Abstract]
Revenue
Operating expenses
Professional fees	81,694	127,656	340,609	256,801	524,931	240,324
Payroll and related expenses	195,150	250,000	452,650	357,000	318,561	963,055
Rent expense	29,385	10,500	143,085	21,000	42,000	42,000
Stock-based compensation	364,808		554,056	140,741	2,043,909	2,769,292
Other general and administrative expenses	272,423	10,784	428,022	24,554	75,283	138,214
Total operating expenses	943,460	398,940	1,918,422	800,096	3,004,684	4,152,885
Operating loss	(943,460)	(398,940)	(1,918,422)	(800,096)	(3,004,684)	(4,152,885)
Other income (expense)
Amortization of beneficial conversion feature		(68,567)		(135,246)	(261,062)	(6,095)
Amortization of debt discount		(11,317)	(19,490)	(11,317)	(45,266)
Interest income	6,407		6,407
Gain on disposal of asset						200,458
Interest expense	(98,928)	(108,707)	(148,742)	(215,873)	(401,035)	(340,948)
Total other income (expense)	(92,521)	(188,590)	(161,825)	(362,435)	(707,363)	(146,585)
Net loss	$ (1,035,981)	$ (587,530)	$ (2,080,247)	$ (1,162,531)	$ (3,712,047)	$ (4,299,470)
Basic net loss per common share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.18)
Diluted net loss per common share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.18)
Basic weighted average common shares outstanding	247,132,940	209,337,451	236,972,935	209,050,721	211,294,527	24,183,399
Diluted weighted average common shares outstanding	247,132,940	209,337,451	236,972,935	209,050,721	211,294,527	24,183,399